Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$938,099.31

Principal:
Principal Collections	$15,255,592.80
Prepayments in Full	$7,409,461.91
Liquidation Proceeds	$187,865.55
Recoveries	$118,537.90
Sub Total	$22,971,458.16
Collections	$23,909,557.47

Purchase Amounts:
Purchase Amounts Related to Principal	$183,898.18
Purchase Amounts Related to Interest	$658.46
Sub Total	$184,556.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,094,114.11

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,094,114.11
Servicing Fee	$401,136.87	$401,136.87	$0.00	$0.00	$23,692,977.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,692,977.24
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,692,977.24
Interest - Class A-3 Notes	$54,789.52	$54,789.52	$0.00	$0.00	$23,638,187.72
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$23,583,062.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,583,062.72
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$23,560,038.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,560,038.55
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$23,541,833.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,541,833.88
Regular Principal Payment	$21,207,519.19	$21,207,519.19	$0.00	$0.00	$2,334,314.69
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,334,314.69
Residual Released to Depositor	$0.00	$2,334,314.69	$0.00	$0.00	$0.00

Total		$24,094,114.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,207,519.19
Total					$21,207,519.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,207,519.19	$46.60	$54,789.52	$0.12	$21,262,308.71	$46.72
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$21,207,519.19	$16.12	$151,143.36	$0.11	$21,358,662.55	$16.23

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$219,158,074.56	0.4816026	$197,950,555.37	0.4349988
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$419,948,074.56	0.3191386	$398,740,555.37	0.3030220

Pool Information
Weighted Average APR	2.300%	2.296%
Weighted Average Remaining Term	35.99	35.18
Number of Receivables Outstanding	23,896	23,324
Pool Balance	$481,364,239.71	$458,132,818.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$450,196,484.59	$428,640,494.08
Pool Factor	0.3400668	0.3236546

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$29,492,324.75
Targeted Overcollateralization Amount	$59,392,263.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$59,392,263.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$194,602.44
(Recoveries)		47	$118,537.90
Net Loss for Current Collection Period			$76,064.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1896%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3899%
Second Prior Collection Period			0.2714%
Prior Collection Period			0.2487%
Current Collection Period			0.1943%
Four Month Average (Current and Prior Three Collection Periods)			0.2761%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1294	$3,721,888.02
(Cumulative Recoveries)			$678,128.86
Cumulative Net Loss for All Collection Periods			$3,043,759.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2150%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,876.27
Average Net Loss for Receivables that have experienced a Realized Loss			$2,352.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.23%	217	$5,623,475.07
61-90 Days Delinquent	0.23%	38	$1,055,451.07
91-120 Days Delinquent	0.02%	4	$100,828.36
Over 120 Days Delinquent	0.04%	10	$190,433.11
Total Delinquent Receivables	1.52%	269	$6,970,187.61

Repossession Inventory:
Repossessed in the Current Collection Period		8	$225,493.46
Total Repossessed Inventory		16	$462,186.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1761%
Prior Collection Period			0.1883%
Current Collection Period			0.2229%
Three Month Average			0.1958%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2940%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	29

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	90	$2,285,417.61
2 Months Extended	136	$3,745,395.10
3+ Months Extended	19	$535,952.83

Total Receivables Extended	245	$6,566,765.54

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer